Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Components of Deferred Tax Assets

The principal components of the Company’s deferred tax assets are as follows:

	Year ended December 31,
	2011	2012
Deferred tax assets:
Net operating loss carry forwards	$26,318	$31,958
Temporary differences	925	1,046
Research and development credit and carry forwards	2,214	2,326

Deferred tax assets	29,457	35,330
Less valuation allowance	(29,457)	(35,330)

Net deferred tax assets	$—	$—

Reconciliation of Federal Statutory Tax Rate to Effective Income Tax Rate

A reconciliation of the Federal statutory tax rate of 34% to the Company’s effective income tax rate follows:

	Year ended December 31,
	2011	2012
Statutory tax rate	(34.00)%	(34.00)%
State taxes, net of Federal benefits	(5.28)%	(5.28)%
Permanent differences	0.39%	1.01%
Credits	(4.85)%	(0.09)%
Change in valuation allowance	42.37%	38.92%
Other	1.37%	(0.56)%

Effective tax rate	—%	—%